SUPPLEMENTAL CASH FLOW INFORMATION (Schedule of changes in working capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTAL CASH FLOW INFORMATION
Trade and other receivables	$ (17,111)	$ 7,315
Prepaid expenses	(3,242)	(1,643)
Inventories	(21,020)	(20,415)
Trade and other payables	31,636	(3,278)
Total changes in working capital	$ (9,737)	$ (18,021)